UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Investment Grade Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Investment Grade Income Portfolio

June 30, 2014

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 42.4%

Security	Principal Amount (000’s omitted)	Value

Agriculture — 1.0%
Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	$500	$521,606
Cargill, Inc., 4.10%, 11/1/42(1)	345	332,868
CNH Industrial Capital, LLC, 3.875%, 11/1/15	350	358,750
Lorillard Tobacco Co., 7.00%, 8/4/41	444	544,385

		$1,757,609

Automotive — 1.3%
Chrysler Group, LLC, 8.25%, 6/15/21	$820	$930,700
Ford Motor Co., 7.45%, 7/16/31	419	560,995
General Motors Co., 6.25%, 10/2/43(1)	660	759,000

		$2,250,695

Banks — 8.5%
Bank of America Corp., 3.30%, 1/11/23	$836	$823,875
Bank of America Corp., 5.65%, 5/1/18	727	824,484
Barclays Bank PLC, 5.00%, 9/22/16	380	413,226
Capital One Bank (USA), NA, 3.375%, 2/15/23	642	636,143
Citigroup, Inc., 3.50%, 5/15/23	585	570,231
Citigroup, Inc., 3.875%, 10/25/23	59	60,515
Citigroup, Inc., 4.50%, 1/14/22	653	709,484
Citigroup, Inc., 6.625%, 6/15/32	155	186,797
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(1)(2)(3)	585	639,844
Discover Bank, 4.25%, 3/13/26	700	728,263
Fifth Third Bancorp, 4.30%, 1/16/24	540	563,533
First Niagara Financial Group, Inc., 7.25%, 12/15/21	323	372,651
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	167	193,464
KeyBank NA, 1.65%, 2/1/18	485	485,783
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	175	202,376
Morgan Stanley, 3.45%, 11/2/15	419	433,660
Morgan Stanley, 4.875%, 11/1/22	1,020	1,096,227
PNC Bank NA, 4.20%, 11/1/25	800	847,602
Rabobank Nederland, 4.625%, 12/1/23	600	635,030
Regions Financial Corp., 7.375%, 12/10/37	400	505,814
Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	320	350,704
Societe Generale SA, 5.00%, 1/17/24(1)(3)	700	733,074
Standard Chartered PLC, 5.20%, 1/26/24(1)(3)	482	514,749
Turkiye Garanti Bankasi AS, 4.75%, 10/17/19(1)	500	506,250
Wachovia Bank NA, 6.00%, 11/15/17	420	481,488
Wells Fargo & Co., 3.45%, 2/13/23	564	561,979
Wells Fargo & Co., 4.10%, 6/3/26	364	368,856
Zions Bancorporation, 4.50%, 6/13/23	354	365,626

		$14,811,728

Security	Principal Amount (000’s omitted)	Value

Beverages — 0.8%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 11/1/22(1)	$600	$538,500
Coca-Cola FEMSA SAB de CV, 2.375%, 11/26/18	810	821,789

		$1,360,289

Broadcasting and Cable — 0.1%
Comcast Corp., 2.85%, 1/15/23(3)	$190	$188,813

		$188,813

Building Materials — 0.3%
Owens Corning, Inc., 4.20%, 12/15/22	$502	$516,107

		$516,107

Chemicals — 0.6%
LyondellBasell Industries NV, 6.00%, 11/15/21	$192	$229,835
Mosaic Co., 4.25%, 11/15/23	350	369,989
Westlake Chemical Corp., 3.60%, 7/15/22	390	390,585

		$990,409

Commercial Services — 1.7%
Cielo SA/Cielo USA, Inc., 3.75%, 11/16/22(1)	$500	$476,875
Hillenbrand, Inc., 5.50%, 7/15/20	400	438,671
Verisk Analytics, Inc., 4.125%, 9/12/22	518	529,431
Waste Management, Inc., 7.375%, 3/11/19	769	940,520
Western Union Co. (The), 6.20%, 11/17/36	552	573,358

		$2,958,855

Communications Services — 1.6%
AT&T, Inc., 4.35%, 6/15/45	$270	$256,519
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/22(1)	600	601,500
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	420	448,350
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(1)(2)	400	424,400
Verizon Communications, Inc., 2.50%, 9/15/16	389	401,140
Verizon Communications, Inc., 5.15%, 9/15/23	286	320,484
Verizon Communications, Inc., 6.55%, 9/15/43	310	390,901

		$2,843,294

Computers — 0.9%
Hewlett-Packard Co., 3.75%, 12/1/20	$664	$694,904
Hewlett-Packard Co., 6.00%, 9/15/41	178	205,286
Seagate HDD Cayman, 3.75%, 11/15/18(1)	700	717,500

		$1,617,690

13	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services — 1.4%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	$592	$613,357
General Motors Financial Co., Inc., 6.75%, 6/1/18	120	136,875
JPMorgan Chase & Co., 5.625%, 8/16/43	160	181,237
KKR Group Finance Co. III LLC, 5.125%, 6/1/44(1)	340	345,650
Navient Corp., 5.50%, 1/25/23(3)	502	498,235
Navient Corp., 6.125%, 3/25/24	135	137,194
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(1)(2)(3)	500	518,750

		$2,431,298

Diversified Manufacturing — 0.6%
Joy Global, Inc., 5.125%, 10/15/21(3)	$502	$548,009
Tyco Electronics Group SA, 6.55%, 10/1/17	451	522,196

		$1,070,205

Electric Utilities — 3.3%
AES Gener SA, 5.25%, 8/15/21(1)	$525	$562,049
Comision Federal de Electricidad, 4.875%, 5/26/21(1)	836	903,298
Enel Finance International NV, 6.00%, 10/7/39(1)	502	573,046
Exelon Generation Co., LLC, 5.20%, 10/1/19	552	622,832
Florida Power & Light Co., 4.125%, 2/1/42	670	674,281
Georgia Power Co., 4.30%, 3/15/42	628	631,417
Iberdrola Finance Ireland, Ltd., 5.00%, 9/11/19(1)	300	337,882
ITC Holdings Corp., 4.05%, 7/1/23	310	322,374
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(2)	600	612,380
Southaven Combined Cycle Generation (TVA), LLC, 3.846%, 8/15/33	490	502,077

		$5,741,636

Electrical and Electronic Equipment — 0.4%
Amphenol Corp., 4.00%, 2/1/22	$593	$611,321

		$611,321

Financial Services — 1.5%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	$398	$412,344
Ford Motor Credit Co., LLC, 3.00%, 6/12/17	670	699,365
Janus Capital Group, Inc., 6.70%, 6/15/17	437	494,922
Jefferies Group, LLC, 6.875%, 4/15/21	271	318,189
Svensk Exportkredit AB, 2.875% to 11/14/18, 11/14/23(1)(2)	600	596,236

		$2,521,056

Security	Principal Amount (000’s omitted)	Value

Foods — 0.8%
BRF SA, 4.75%, 5/22/24(1)	$500	$493,750
Delhaize Group SA, 5.70%, 10/1/40	836	893,415

		$1,387,165

Health Services — 0.4%
Hospira, Inc., 5.60%, 9/15/40	$205	$217,985
Tenet Healthcare Corp., 4.75%, 6/1/20	520	534,300

		$752,285

Home Construction — 1.1%
D.R. Horton, Inc., 3.75%, 3/1/19	$435	$438,263
D.R. Horton, Inc., 4.75%, 2/15/23	226	226,283
MDC Holdings, Inc., 5.625%, 2/1/20	380	414,200
MDC Holdings, Inc., 6.00%, 1/15/43	305	290,055
Toll Brothers Finance Corp., 4.375%, 4/15/23	565	557,937

		$1,926,738

Household & Personal Products — 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/21	$348	$358,742

		$358,742

Insurance — 2.2%
Aflac, Inc., 4.00%, 2/15/22	$260	$278,528
Aflac, Inc., 6.45%, 8/15/40	310	394,077
American International Group, Inc., 5.85%, 1/16/18	535	611,177
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/24	195	194,107
Genworth Financial, Inc., 7.625%, 9/24/21(3)	427	535,520
ING US, Inc., 2.90%, 2/15/18	502	520,581
Principal Financial Group, Inc., 6.05%, 10/15/36	185	225,039
Prudential Financial, Inc., 6.00%, 12/1/17	310	355,187
Willis Group Holdings PLC, 4.125%, 3/15/16	265	277,180
XLIT, Ltd., 5.75%, 10/1/21	444	518,286

		$3,909,682

Internet Software & Services — 0.3%
VeriSign, Inc., 4.625%, 5/1/23	$516	$512,336

		$512,336

Lodging and Gaming — 0.7%
GLP Capital, LP/GLP Financing II, Inc., 4.375%, 11/1/18(1)	$675	$698,625
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	445	524,080

		$1,222,705

14	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Media — 1.3%
Interpublic Group of Cos., Inc. (The), 3.75%, 2/15/23	$600	$602,698
Nara Cable Funding, Ltd., 8.875%, 12/1/18(1)	500	536,250
NBCUniversal Media, LLC, 4.45%, 1/15/43	180	180,694
Nielsen Finance LLC, 5.00%, 4/15/22(1)	375	379,687
Time Warner Cable, Inc., 4.125%, 2/15/21	520	562,050

		$2,261,379

Medical Products — 0.1%
Mylan Inc., 3.125%, 1/15/23(1)	$200	$192,527

		$192,527

Mining — 1.3%
Alcoa, Inc., 5.95%, 2/1/37(3)	$550	$556,055
Barrick Gold Corp., 3.85%, 4/1/22	176	175,313
Barrick International Barbados Corp., 6.35%, 10/15/36(1)	400	421,295
Glencore Canada Corp., 6.20%, 6/15/35	175	189,753
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)	500	466,525
Southern Copper Corp., 5.25%, 11/8/42	520	480,314

		$2,289,255

Oil and Gas-Equipment and Services — 3.0%
Concho Resources, Inc., 5.50%, 10/1/22	$615	$664,969
Continental Resources, Inc., 7.125%, 4/1/21	600	680,250
Ecopetrol SA, 5.875%, 5/28/45	545	567,345
Petrobras International Finance Co., 5.75%, 1/20/20	401	429,591
Petroleos Mexicanos, 4.875%, 1/18/24(1)	465	499,875
Petroleos Mexicanos, 6.00%, 3/5/20	161	184,989
Petroleos Mexicanos, 6.50%, 6/2/41	177	206,648
Reliance Holding USA, Inc., 5.40%, 2/14/22(1)	500	540,482
Rowan Cos., Inc., 5.85%, 1/15/44	245	263,859
Rowan Cos., Inc., 7.875%, 8/1/19	451	551,306
Tesoro Corp., 5.125%, 4/1/24(3)	615	622,687

		$5,212,001

Pipelines — 0.9%
DCP Midstream Operating LP, 4.95%, 4/1/22	$586	$644,084
Energy Transfer Partners LP, 4.90%, 2/1/24	502	539,798
Sabine Pass Liquefaction, LLC, 6.25%, 3/15/22(1)	390	424,612

		$1,608,494

Real Estate Investment Trusts (REITs) — 1.8%
ARC Properties Operating Partnership LP/Clark Acquisition, LLC, 4.60%, 2/6/24(1)	$500	$513,450

Security	Principal Amount (000’s omitted)	Value

Real Estate Investment Trusts (REITs) (continued)
CubeSmart LP, 4.80%, 7/15/22	$502	$540,886
Essex Portfolio LP, 3.25%, 5/1/23	700	684,275
Host Hotels & Resorts LP, 4.75%, 3/1/23	510	544,288
Tanger Properties LP, 3.875%, 12/1/23	755	771,192

		$3,054,091

Retail-Specialty and Apparel — 1.7%
AutoNation, Inc., 5.50%, 2/1/20	$544	$601,800
AutoZone, Inc., 3.70%, 4/15/22	560	576,972
Gap, Inc. (The), 5.95%, 4/12/21	853	988,161
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	800	768,943

		$2,935,876

Software — 1.1%
Fiserv, Inc., 3.50%, 10/1/22	$527	$530,724
Microsoft Corp., 1.625%, 12/6/18	700	702,446
Oracle Corp., 4.50%, 7/8/44	620	619,696

		$1,852,866

Telecommunications — 1.5%
Axtel SAB de CV, 8.00%, 1/31/20(1)	$400	$411,000
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23(1)	229	235,744
Cogeco Cable, Inc., 4.875%, 5/1/20(1)	444	451,215
Nokia OYJ, 5.375%, 5/15/19(3)	510	552,075
Telecom Italia Capital SA, 7.721%, 6/4/38	345	399,338
Turk Telekomunikasyon AS, 3.75%, 6/19/19(1)	500	495,762

		$2,545,134

Total Corporate Bonds & Notes (identified cost $70,672,280)		$73,692,281

Agency Mortgage-Backed Securities — 22.1%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Gold Pool #C03815, 3.50%, 3/1/42	$957	$983,655
Gold Pool #C09032, 3.50%, 2/1/43	1,087	1,117,709
Gold Pool #G18176, 5.00%, 4/1/22	172	186,097
Pool #A97620, 4.50%, 3/1/41	766	828,992
Pool #C03517, 4.50%, 9/1/40	850	921,028
Pool #C09013, 3.00%, 9/1/42	1,044	1,031,412
Pool #C09023, 3.50%, 12/1/42	1,012	1,040,712

15	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Pool #E03124, 3.00%, 4/1/27	$1,743	$1,809,557
Pool #G04913, 5.00%, 3/1/38	1,887	2,090,391
Pool #G05958, 5.00%, 8/1/40	459	508,624
Pool #G06091, 5.50%, 5/1/40	450	502,418
Pool #G08348, 5.00%, 6/1/39	400	443,286
Pool #G08528, 3.00%, 4/1/43	1,885	1,860,421
Pool #G18309, 4.50%, 5/1/24	337	362,369
Pool #G18441, 2.50%, 8/1/27	295	300,380
Pool #Q00285, 4.50%, 4/1/41	1,235	1,335,890

		$15,322,941

Federal National Mortgage Association:
30-Year, 4.00%, TBA(4)	$2,000	$2,120,937
Pool #735415, 6.50%, 12/1/32	537	620,125
Pool #890397, 3.50%, 12/1/26	125	132,700
Pool #890427, 3.50%, 4/1/42	1,975	2,033,759
Pool #890516, 5.00%, 2/1/39	690	766,271
Pool #929009, 6.00%, 1/1/38	567	637,592
Pool #995203, 5.00%, 7/1/35	57	63,731
Pool #AB1776, 3.50%, 11/1/25	633	671,788
Pool #AB4827, 3.50%, 4/1/42	585	602,057
Pool #AB6633, 3.50%, 10/1/42	1,037	1,067,507
Pool #AC8540, 4.50%, 12/1/24	262	281,081
Pool #AE0949, 4.00%, 2/1/41	657	697,841
Pool #AE0971, 4.00%, 5/1/25	160	170,864
Pool #AE4680, 4.00%, 11/1/40	327	347,176
Pool #AE7535, 4.00%, 10/1/40	596	633,430
Pool #AE7758, 3.50%, 11/1/25	394	417,789
Pool #AE9757, 4.00%, 12/1/40	125	132,796
Pool #AH0944, 4.00%, 12/1/40	1,438	1,526,863
Pool #AH1559, 4.00%, 12/1/40	696	738,980
Pool #AH3804, 4.00%, 2/1/41	1,166	1,238,544
Pool #AH6827, 4.00%, 3/1/26	694	740,902
Pool #AH9055, 4.50%, 4/1/41	929	1,005,687
Pool #AK3264, 3.00%, 2/1/27	438	455,360
Pool #AK6759, 3.50%, 3/1/42	1,912	1,968,789
Pool #AO3759, 3.50%, 5/1/42	1,020	1,050,137
Pool #MA1003, 3.50%, 3/1/42	1,117	1,150,186
Pool #MA1060, 2.50%, 5/1/27	389	396,727
Pool #MA1438, 2.50%, 5/1/28	1,352	1,376,120

		$23,045,739

Government National Mortgage Association, Pool #781412, 6.50%, 2/15/17	$63	$65,905

		$65,905

Total Agency Mortgage-Backed Securities (identified cost $37,968,583)		$38,434,585

Commercial Mortgage-Backed Securities — 8.2%

Security	Principal Amount (000’s omitted)	Value

A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(1)	$227	$228,342
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(5)	44	47,602
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47	130	139,933
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(5)	50	52,041
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	400	434,703
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	587	631,043
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	403,657
COMM, Series 2006-C7, Class AM, 5.97%, 6/10/46(5)	400	430,487
COMM, Series 2006-C8, Class A4, 5.306%, 12/10/46	500	539,211
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	171,196
COMM, Series 2012-LC4, Class C, 5.823%, 12/10/44(5)	215	242,919
COMM, Series 2013-CR10, Class D, 4.956%, 8/10/46(1)(5)	115	111,677
COMM, Series 2013-CR11, Class C, 5.34%, 10/10/46(1)(5)	500	545,368
COMM, Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	692,018
CSMC, Series 2006-C4, Class A3, 5.467%, 9/15/39	415	447,648
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	544	566,982
ESA, Series 2013-ESH7, Class D7, 5.521%, 12/5/31(1)(5)	550	579,612
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	400	403,876
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(1)	300	311,527
JPMCC, Series 2006-CB16, Class A4, 5.552%, 5/12/45	409	439,576
JPMCC, Series 2006-LDP7, Class A4, 6.057%, 4/15/45(5)	225	242,177
JPMCC, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	394	424,747
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(1)	484	506,202
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	217,851
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49	300	323,063
Motel 6, Series 2012-MTL6, Class D, 3.781%, 10/5/25(1)	425	432,482
MSC, Series 2006-HQ8, Class A4, 5.598%, 3/12/44(5)	482	507,106
MSC, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	485	522,834
MSC, Series 2007-IQ15, Class A4, 6.105%, 6/11/49(5)	539	597,122
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	337	341,352
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	96	96,212
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	221	224,811
RIAL, Series 2013-LT2, Class A, 2.833%, 5/22/28(1)	67	67,330
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	300	324,264
WBCMT, Series 2006-C28, Class AM, 5.603%, 10/15/48(5)	260	281,066
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	492	533,922
WFCM, Series 2010-C1, Class C, 5.771%, 11/15/43(1)(5)	500	568,921
WFCM, Series 2013-LC12, Class D, 4.439%, 7/15/46(1)(5)	550	510,376
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	80	80,000

Total Commercial Mortgage-Backed Securities (identified cost $13,905,754)		$14,221,256

16	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 6.8%

Security	Principal Amount (000’s omitted)	Value

Agriculture — 0.6%
CNH, Series 2013-D, Class B, 1.75%, 4/15/21	$405	$405,592
CNH, Series 2014-A, Class B, 1.93%, 8/16/21	555	557,813

		$963,405

Automotive — 3.9%
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(1)	$850	$881,295
AESOP, Series 2014-1A, Class A, 2.46%, 7/20/20(1)	920	927,607
AESOP, Series 2014-1A, Class B, 2.96%, 7/20/20(1)	265	266,300
AMCAR, Series 2013-5, Class B, 1.52%, 1/8/19	353	354,056
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	225	225,309
CRART, Series 2013-2, Class A2, 1.23%, 3/15/19	608	612,457
EFF, Series 2014-1, Class A3, 1.38%, 9/20/19(1)	500	500,551
FITAT, Series 2014-1, Class A4, 1.14%, 10/15/20	365	365,522
FORDF, Series 2014-1, Class B, 1.40%, 2/15/19	740	739,773
FORDR, Series 2014-1, Class A, 2.26%, 11/15/25(1)	475	479,744
HAROT, Series 2014-2, Class A4, 1.18%, 5/18/20	570	570,303
SDART, Series 2013-5, Class B, 1.55%, 10/15/18	885	890,620

		$6,813,537

Lodging and Gaming — 0.3%
DROT, Series 2013-2, Class A, 2.27%, 5/20/26(1)	$339	$341,528
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(1)	169	170,611

		$512,139

Other ABS — 0.9%
GALC, Series 2014-1, Class A4, 1.47%, 8/15/20(1)	$455	$454,406
GEET, Series 2014-1, Class A4, 1.48%, 8/23/22	375	375,750
HGVT, Series 2014-AA, Class A, 1.77%, 11/25/26(1)	350	350,373
SRFC, Series 2014-1A, Class B, 2.42%, 3/20/30(1)	379	378,372

		$1,558,901

Single Family Home Rental — 1.1%
AH4R, Series 2014-SFR1, Class C, 2.00%, 6/17/31(1)(6)	$550	$550,005
CAH, Series 2014-1A, Class C, 2.10%, 5/17/31(1)(6)	415	416,595
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(1)(6)	350	349,929
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.752%, 6/17/31(1)(6)	610	616,333

		$1,932,862

Total Asset-Backed Securities (identified cost $11,699,886)		$11,780,844

Foreign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value

Bermuda — 0.3%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$539,580

Total Foreign Government Bonds (identified cost $511,102)		$539,580

U.S. Government Agency Bonds — 2.0%

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association, 0.875%, 8/28/17	$3,555	$3,532,155

Total U.S. Government Agency Bonds (identified cost $3,529,877)		$3,532,155

U.S. Treasury Obligations — 14.4%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bond, 3.625%, 8/15/43	$745	$785,393
U.S. Treasury Bond, 3.875%, 8/15/40	395	437,463
U.S. Treasury Bond, 4.50%, 2/15/36	400	485,125
U.S. Treasury Bond, 5.375%, 2/15/31	210	275,477
U.S. Treasury Note, 2.00%, 4/30/16	7,115	7,325,256
U.S. Treasury Note, 2.625%, 8/15/20	1,420	1,477,632
U.S. Treasury Note, 3.375%, 11/15/19	2,070	2,249,266
U.S. Treasury Note, 3.50%, 2/15/18	2,100	2,274,890
U.S. Treasury Note, 4.00%, 2/15/15	4,305	4,410,102
U.S. Treasury Note, 4.625%, 2/15/17	4,850	5,345,418

Total U.S. Treasury Obligations (identified cost $24,842,073)		$25,066,022

Preferred Securities — 3.2%

Security	Shares	Value

Banks — 1.1%
GMAC Capital Trust I, 8.125% to 2/15/16(2)	20,000	$547,248
HSBC USA, Inc., 6.50%(3)	25,000	636,225
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(2)	400	389,086
PNC Financial Services Group, Inc. (The), 4.85% to 6/1/23(2)	350	338,960

		$1,911,519

17	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Financial Services — 0.3%
General Electric Capital Corp., Series B, 6.25% to 12/15/22(2)	2.00	$223,488
PPTT, 2006-A GS, Class A, 5.925%(1)(6)	1.30	224,417

		$447,905

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc., 5.90%	22,000	$571,173

		$571,173

Electric Utilities — 0.7%
Electricite de France SA, 5.25% to 1/29/23(1)(2)	300	$313,439
Entergy Arkansas, Inc., 4.75%	15,000	343,687
Entergy Arkansas, Inc., 4.90%(3)	10,900	255,632
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(3)	13,272	294,672

		$1,207,430

Insurance — 0.5%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)(7)	2,000	$800,125

		$800,125

Real Estate Investment Trusts (REITs) — 0.3%
Ventas Realty LP/Ventas Capital Corp., 5.45%	21,998	$525,972

		$525,972

Total Preferred Securities (identified cost $6,602,784)		$5,464,124

Interest Rate Swaptions Purchased — 0.2%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.38%	Wells Fargo	6/4/15	$3,500	$40,001
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.82%	Wells Fargo	9/4/14	4,500	19,778
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.05%	Wells Fargo	10/23/14	5,000	18,980
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.12%	Citibank NA	6/4/15	17,000	318,835
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.20%	Citibank NA	9/29/14	6,000	6,258

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.21%	Citibank NA	8/7/14	$15,000	$360

Total Interest Rate Swaptions Purchased (identified cost $1,487,363)				$404,212

Short-Term Investments — 3.9%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.04%(8)(9)	$5,181	$5,180,608
Eaton Vance Cash Reserves Fund, LLC, 0.12%(9)	1,626	1,625,797

Total Short-Term Investments (identified cost $6,806,405)		$6,806,405

Total Investments — 103.5% (identified cost $178,026,107)		$179,941,464

Other Assets, Less Liabilities — (3.5)%		$(6,087,034)

Net Assets — 100.0%		$173,854,430

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

18	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

AESOP	–	Avis Budget Rental Car Funding LLC
AH4R	–	American Homes 4 Rent
AMCAR	–	AmeriCredit Automobile Receivables Trust
BACM	–	Banc of America Commercial Mortgage Trust
BSCMS	–	Bear Stearns Commercial Mortgage Securities Trust
CAH	–	Colony American Homes
CARMX	–	CarMax Auto Owner Trust
CDCMT	–	CD Commercial Mortgage Trust
CGCMT	–	Citigroup Commercial Mortgage Trust
CNH	–	CNH Equipment Trust
COMM	–	Commercial Mortgage Pass-Through Certificates
CRART	–	California Republic Auto Receivables Trust
CSMC	–	Credit Suisse Commercial Mortgage Trust
DBUBS	–	DBUBS Mortgage Trust
DROT	–	Diamond Resorts Owner Trust
EFF	–	Enterprise Fleet Financing LLC
ESA	–	Extended Stay America Trust
FITAT	–	Fifth Third Auto Trust
FORDF	–	Ford Credit Floorplan Master Owner Trust
FORDR	–	Ford Credit Auto Owner Trust
GALC	–	Great America Leasing Receivables
GEET	–	GE Equipment Transportation LLC
GMACC	–	GMAC Commercial Mortgage Securities, Inc. Trust
HAROT	–	Honda Auto Receivables Owner Trust
HGVT	–	Hilton Grand Vacations Trust
HILT	–	Hilton USA Trust
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
MLCFC	–	ML-CFC Commercial Mortgage Trust
MSC	–	Morgan Stanley Capital I Trust
NCUA	–	National Credit Union Administration
PPTT	–	Preferred Pass-Through Trust
RIAL	–	Rialto Real Estate Fund LP
SDART	–	Santander Drive Auto Receivables Trust
SRFC	–	Sierra Receivables Funding Co., LLC
WBCMT	–	Wachovia Bank Commercial Mortgage Trust
WFCM	–	Wells Fargo Commercial Mortgage Trust
WF-RBS	–	WF-RBS Commercial Mortgage Trust

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2014, the aggregate value of these securities is $29,444,518 or 16.9% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	All or a portion of this security was on loan at June 30, 2014.

(4)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2014.
(6)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2014.

(7)	Non-income producing security.

(8)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014.

19	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Unaffiliated investments, at value including $5,077,544 of securities on loan (identified cost, $171,219,702)	$173,135,059
Affiliated investments, at value (identified cost, $6,806,405)	6,806,405
Cash	825
Interest and dividends receivable	1,303,940
Interest receivable from affiliated investment	203
Receivable for investments sold	615,789
Securities lending income receivable	1,651
Receivable from affiliate	6,122
Total assets	$181,869,994

Liabilities
Collateral for securities loaned	$5,180,608
Payable for investments purchased	619,696
Payable for forward purchase commitment	2,103,750
Payable to affiliates:
Investment adviser fee	67,000
Trustees’ fees	2,001
Accrued expenses	42,509
Total liabilities	$8,015,564
Net Assets applicable to investors’ interest in Portfolio	$173,854,430

Sources of Net Assets
Investors’ capital	$171,939,073
Net unrealized appreciation	1,915,357
Total	$173,854,430

20	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Interest	$2,680,049
Dividends	140,104
Securities lending income, net	10,991
Interest allocated from affiliated investment	1,549
Expenses allocated from affiliated investment	(192)
Total investment income	$2,832,501

Expenses
Investment adviser fee	$411,283
Trustees’ fees and expenses	4,840
Custodian fee	32,748
Legal and accounting services	25,341
Miscellaneous	2,705
Total expenses	$476,917
Deduct —
Allocation of expenses to affiliate	$23,387
Reduction of custodian fee	35
Total expense reductions	$23,422

Net expenses	$453,495

Net investment income	$2,379,006

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$788,535
Investment transactions allocated from affiliated investment	15
Net realized gain	$788,550
Change in unrealized appreciation (depreciation) —
Investments	$4,283,792
Net change in unrealized appreciation (depreciation)	$4,283,792

Net realized and unrealized gain	$5,072,342

Net increase in net assets from operations	$7,451,348

21	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$2,379,006	$3,086,797
Net realized gain from investment transactions	788,550	1,548,863
Net change in unrealized appreciation (depreciation) from investments	4,283,792	(5,481,323)
Net increase (decrease) in net assets from operations	$7,451,348	$(845,663)
Capital transactions —
Contributions	$21,347,313	$94,333,637
Withdrawals	(32,644,051)	(30,687,740)
Net increase (decrease) in net assets from capital transactions	$(11,296,738)	$63,645,897

Net increase (decrease) in net assets	$(3,845,390)	$62,800,234

Net Assets
At beginning of period	$177,699,820	$114,899,586
At end of period	$173,854,430	$177,699,820

22	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Supplementary Data

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2013		2012		2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.50	%(2)(3)	0.50	%(3)	0.50	%(3)	0.57%	0.57%	0.57%
Net investment income	2.62	%(2)	2.48%		2.93%		3.39%	3.87%	4.35%
Portfolio Turnover	41	%(4)	107%		113%		100%	91%	94%

Total Return	4.15	%(4)	(1.04)%		5.12%		7.34%	7.53%	5.99%

Net assets, end of period (000’s omitted)	$173,854		$177,700		$114,900		$129,707	$144,019	$129,527

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

The investment adviser subsidized certain operating expenses (equal to 0.03%, 0.07% and 0.07% of average daily net assets for the six months ended June 30, 2014 and the years ended December 31, 2013 and 2012, respectively). Absent this subsidy, total return would have been lower.

(4)	Not annualized.

23	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2014, Eaton Vance Balanced Fund, Eaton Vance Investment Grade Income Fund and donor advised funds (established and maintained by a public charity) managed by Eaton Vance Management (EVM) held an interest of 40.8%, 41.2% and 18.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend.

Derivatives. Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Affiliated Funds. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by EVM. The value of the Portfolio’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolio’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order

24

Investment Grade Income Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2014, the Portfolio’s investment adviser fee amounted to $411,283 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $23,387 of the Portfolio’s operating expenses for the six months ended June 30, 2014. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

25

Investment Grade Income Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$41,794,510	$29,169,900
U.S. Government and Agency Securities	31,337,788	51,251,531

	$73,132,298	$80,421,431

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$178,748,027

Gross unrealized appreciation	$4,267,386
Gross unrealized depreciation	(3,073,949)

Net unrealized appreciation	$1,193,437

5  Financial Instruments

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

26

Investment Grade Income Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Interest rate swaptions purchased	$404,212	(1)	$—

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of June 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank NA	$325,453	$—	$—	$—	$325,453
Wells Fargo	78,759	—	—	—	78,759

	$404,212	$—	$—	$—	$404,212

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

Information with respect to securities on loan at June 30, 2014 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Interest rate swaptions purchased	$—	$(1,117,929	)(1)

(1)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments.

The average notional amount of purchased interest rate swaptions outstanding during the six months ended June 30, 2014, which is indicative of the volume of this derivative type, was approximately $29,571,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2014.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must

27

Investment Grade Income Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2014 amounted to $985.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At June 30, 2014, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $5,077,544 and $5,180,608, respectively. The carrying amount of the liability for collateral for securities loaned at June 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at June 30, 2014.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$73,692,281	$—	$73,692,281
Agency Mortgage-Backed Securities	—	38,434,585	—	38,434,585
Commercial Mortgage-Backed Securities	—	14,221,256	—	14,221,256
Asset-Backed Securities	—	11,780,844	—	11,780,844
Foreign Government Bonds	—	539,580	—	539,580
U.S. Government Agency Bonds	—	3,532,155	—	3,532,155
U.S. Treasury Obligations	—	25,066,022	—	25,066,022
Preferred Securities	1,162,197	4,301,927	—	5,464,124
Interest Rate Swaptions Purchased	—	404,212	—	404,212
Short-Term Investments	—	6,806,405	—	6,806,405

Total Investments	$1,162,197	$178,779,267	$—	$179,941,464

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

28

Eaton Vance Investment Grade Income Fund

Investment Grade Income Portfolio

June 30, 2014

Special Meeting of Shareholders (Unaudited)

Eaton Vance Investment Grade Income Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	7,737,067	95,204
Cynthia E. Frost	7,737,067	95,204
George J. Gorman	7,737,067	95,204
Valerie A. Mosley	7,737,067	95,204
Harriett Tee Taggart	7,737,067	95,204

Each nominee was also elected a Trustee of the Portfolio.

(1)	Excludes fractional shares.

Investment Grade Income Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Interest in the Portfolio
	For	Withheld
Scott E. Eston	99%	1%
Cynthia E. Frost	99%	1%
George J. Gorman	99%	1%
Valerie A. Mosley	99%	1%
Harriett Tee Taggart	99%	1%

Results are rounded to the nearest whole number.

29

Eaton Vance

Investment Grade Income Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Eaton Vance

Investment Grade Income Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Investment Grade Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Investment Grade Income Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

31

Eaton Vance

Investment Grade Income Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

32

Eaton Vance

Investment Grade Income Fund

June 30, 2014

Officers and Trustees

Officers of Eaton Vance Investment Grade Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Investment Grade Income Portfolio

Thomas H. Luster

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Investment Grade Income Fund and Investment Grade Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

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Investment Adviser of Investment Grade Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Investment Grade Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754 6.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	August 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 14, 2014

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	August 14, 2014